American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2025

Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.4%
Alabama — 2.9%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	806,290
Black Belt Energy Gas District Rev., VRN, 2.32%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	488,722
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,256
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	344,144
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,063,109
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,905,000	1,997,733
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	812,865
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	635,251
Jefferson Sewer County Rev., 5.25%, 10/1/42	1,000,000	1,039,600
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	153,606
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,160,828
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	3,500,000	3,645,133
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,100,000	2,189,358
		14,377,895
Arizona — 3.5%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	788,729
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	562,693
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.22%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	25,000	24,957
Arizona Health Facilities Authority Rev., VRN, 2.22%, (MUNIPSA plus 0.25%), 1/1/46	130,000	128,789
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,780,000	1,874,891
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	535,936
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)(3)(4)	100,000	3,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	200,000	176,379
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	414,222
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/27	1,000,000	1,045,949
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	105,000	104,937
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	157,287
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	620,000	517,846
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	76,582
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	492,610
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,014,263
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(2)	500,000	467,033
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	200,000	200,276
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	502,951
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/32	500,000	558,937
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	629,167
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	740,208
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/48	2,000,000	2,056,826
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,036,580
Scottsdale GO, 4.00%, 7/1/31	500,000	519,751
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	1,000,000	1,020,583
State of Arizona COP, 5.00%, 9/1/25	240,000	241,118
State of Arizona COP, 5.00%, 9/1/25(1)	580,000	582,803
		17,475,303

Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	333,783
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,074,755
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,068,389
		2,476,927
California — 2.3%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(5)	1,500,000	356,140
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	523,269
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	21,942
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,525
California Housing Finance Agency Rev., 4.25%, 1/15/35	454,362	456,489
California Housing Finance Agency Rev., 3.50%, 11/20/35	102,519	95,235
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	166,518
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(2)	50,000	51,906
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(2)	110,000	114,718
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(2)	175,000	178,004
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	110,000	94,318
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	646,559
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	401,012
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	500,000	453,709
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	320,000	322,320
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	250,000	213,654
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	650,000	664,380
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	188,833
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	585,771
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(2)	240,000	240,640
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	100,000	73,980
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	750,000	389,698
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(2)	300,000	214,977
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	500,000	316,333
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	290,000	86,319
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	500,000	508,403
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	53,851
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,540,000	1,406,927
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	500,000	428,893
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	100,000	99,766
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	311,787
Port of Los Angeles Rev., 5.00%, 8/1/35	1,250,000	1,357,706
		11,274,582
Colorado — 4.1%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,083,430
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,021,060
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	978,890
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/37 (BAM)	500,000	529,372
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	529,356
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	784,819
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	794,437

Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	100,589
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	277,699
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	206,288
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	430,000	433,287
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	302,423
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	385,000	417,558
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	500,000	538,375
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	456,816
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,560,477
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	139,389
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	880,898
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	525,000	524,817
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(2)	100,000	96,417
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/34 (BAM)	300,000	324,236
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/35 (BAM)	325,000	349,054
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AGM)	1,400,000	1,432,310
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AGM)	500,000	439,145
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	500,000	514,032
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	514,691
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	237,719
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	323,852
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	759,838
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(2)	1,750,000	1,844,969
State of Colorado COP, 6.00%, 12/15/38	230,000	262,938
State of Colorado COP, 6.00%, 12/15/40	385,000	435,570
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	339,000	339,153
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AGC)	500,000	442,311
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	474,458
		20,350,673
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	497,048
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	470,000	466,428
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	325,000	343,279
New Haven GO, 5.00%, 8/1/31 (AGC)	1,250,000	1,373,614
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	750,000	751,502
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,010,342
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,004,376
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,233,885
		6,680,474
Delaware — 0.1%
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(2)	600,000	601,691
District of Columbia — 1.3%
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,048,270
District of Columbia GO, 5.00%, 2/1/41	520,000	536,862
District of Columbia GO, 5.00%, 1/1/45	750,000	768,803
District of Columbia GO, 5.25%, 1/1/48	665,000	689,144
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	495,666
District of Columbia Income Tax Rev., 5.00%, 6/1/36	1,000,000	1,116,270
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,037,354

District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	425,900
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	258,493
		6,376,762
Florida — 7.5%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	706,823
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	703,383
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,016,770
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	955,016
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	795,939
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	311,326
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	258,870
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(2)	1,220,000	1,099,026
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	679,399
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,138,386
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AGC)	1,100,000	1,143,065
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	445,363
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(2)	255,000	240,007
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	775,000	828,622
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(2)	110,000	110,000
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(2)	110,000	109,388
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(2)	500,000	522,295
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,150,000	1,126,156
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	510,000	491,471
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	539,615
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	701,500
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,335,485
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,126,978
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	183,003
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	953,086
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,500,000	1,459,981
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54	1,500,000	1,579,917
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(2)	1,000,000	950,833
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	546,265
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	435,266
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	626,530
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	499,185
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,454,208
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	384,382
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	800,000	794,979
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	914,138
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	859,329
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	448,826
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	486,600
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,024,631
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AGM)	290,000	305,803
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	106,046
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	459,920
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	564,100
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	1,465,000	1,506,603
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(2)	800,000	798,242
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	250,000	216,406
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	950,000	956,876

Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(2)	500,000	488,262
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 3.75%, 5/1/29(2)	600,000	595,401
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	484,478
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	780,000	825,711
		37,293,890
Georgia — 4.4%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	935,623
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,316,046
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	270,467
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	846,803
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	393,929
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	528,851
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	1,500,000	1,474,074
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	178,886
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,497,097
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	496,374
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	475,000	450,360
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	500,000	500,587
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,552,917
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,201,604
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	414,903
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	535,000	556,943
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	574,867
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	992,345
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	1,910,000	2,006,770
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,563,754
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,052,191
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,188,556
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,589,147
		21,583,094
Guam — 0.3%
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	204,027
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	203,630
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	202,389
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	254,734
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	228,712
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	202,925
		1,296,417
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	125,000	137,226
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	753,175
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	803,329
Honolulu GO, 5.00%, 7/1/29	830,000	897,671
		2,591,401
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	325,612
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	403,526
		729,138
Illinois — 7.7%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,180,798
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	890,843
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	756,628
Chicago GO, 4.00%, 1/1/35	500,000	474,154

Chicago GO, 5.25%, 1/1/38	1,000,000	1,023,645
Chicago GO, 6.00%, 1/1/38	20,000	20,358
Chicago GO, 5.50%, 1/1/49	100,000	97,987
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	700,000	721,520
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	278,375
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	961,788
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	299,968
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,009,687
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/43 (BAM)	1,000,000	1,042,885
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/37(6)	1,000,000	1,071,572
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR), (NPFG)	125,000	131,924
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	534,444
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39 (AGM)	1,000,000	1,047,839
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	760,041
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,021,137
Chicago Waterworks Rev., 5.00%, 11/1/36 (AGM)	500,000	509,749
Chicago Waterworks Rev., 5.00%, 11/1/42	305,000	310,554
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	253,131
Cook County GO, 4.00%, 11/15/25	1,290,000	1,294,436
Cook County GO, 5.00%, 11/15/26	830,000	852,562
Cook County GO, 5.00%, 11/15/31	1,000,000	1,018,611
Cook County Community College District No. 508 GO, 5.00%, 12/1/31 (BAM)	500,000	541,326
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	829,400
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	1,000,000	1,025,383
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	725,000	751,902
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(2)	1,000,000	965,010
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(2)	1,770,000	1,813,880
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 2.67%, (MUNIPSA plus 0.70%), 5/1/42	250,000	248,211
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(2)	910,000	912,323
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	258,198
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,002,143
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	935,421
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	382,061
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	363,689
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	648,036
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	472,959
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	340,813
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,205,744
State of Illinois GO, 5.00%, 11/1/27	705,000	733,632
State of Illinois GO, 5.00%, 11/1/29	595,000	613,972
State of Illinois GO, 5.00%, 10/1/33	200,000	206,508
State of Illinois GO, 5.50%, 5/1/39	220,000	230,314
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,065,806
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,308,025
State of Illinois GO, 5.75%, 5/1/45	225,000	233,840
State of Illinois GO, 5.25%, 5/1/49	500,000	504,605
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,043,655
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	982,657
		38,184,149
Indiana — 1.1%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	339,488
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	250,000	255,129
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	238,756

Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	383,619
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	190,000	197,793
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	190,000	192,739
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50(6)	585,000	566,550
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,001,128
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	424,248
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	658,440
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/39	325,000	348,227
Purdue University Rev., 5.00%, 7/1/40	750,000	800,511
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(2)	235,000	235,405
		5,642,033
Iowa — 1.1%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,022,671
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,125,000	1,254,593
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	138,079
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	988,443
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.58%, (SOFR plus 0.55%), 5/15/56	500,000	483,822
Polk County GO, 5.00%, 6/1/44	1,000,000	1,013,524
University of Iowa Rev., 5.00%, 7/1/30	350,000	357,596
		5,258,728
Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	761,836
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	119,487
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	225,000	224,692
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,275,000	1,280,843
		2,386,858
Kentucky — 0.8%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	387,591
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	100,128
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	250,000
Kentucky Public Energy Authority Rev., VRN, 4.10%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	994,924
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	529,276
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 4.00%, 11/1/38	500,000	474,734
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,062,204
		3,798,857
Louisiana — 0.7%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	999,941
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	758,239
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	251,461
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	550,000	539,213
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	900,000	900,156
		3,449,010
Maryland — 2.5%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	378,005
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	199,513
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	170,012
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	350,000	351,065
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	395,075
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,440,357
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	385,036
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	767,508
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	804,794
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	407,353

Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	636,796
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,807,826
Montgomery County GO, 4.00%, 8/1/42	1,000,000	963,504
State of Maryland GO, 5.00%, 3/15/28	535,000	567,407
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,635,218
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,385,297
		12,294,766
Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,230,221
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,016,004
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,078,647
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	792,830
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	750,000	732,107
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(2)	450,000	440,364
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.25%, 3/1/54	1,000,000	1,031,815
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	300,000	300,265
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(2)	100,000	98,389
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	150,000	150,923
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	500,000	504,634
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	565,000	549,688
Massachusetts Development Finance Agency Rev., (Trustees of Boston College), 5.00%, 7/1/32	1,500,000	1,683,899
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	820,502
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	746,897
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,045,592
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	104,993
		13,327,770
Michigan — 2.7%
Detroit GO, 5.00%, 4/1/26	585,000	591,798
Detroit GO, 5.00%, 4/1/35	300,000	315,512
Detroit GO, 5.00%, 4/1/38	740,000	763,870
Detroit GO, 4.00%, 4/1/42	525,000	457,284
Detroit GO, 6.00%, 5/1/43	275,000	297,123
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	670,117
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	422,891
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,143,957
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	950,000	959,357
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	599,074
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,172,216
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	1,335,000	1,376,779
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	365,953
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(2)	800,000	786,481
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	718,467
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	545,000	584,413
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,709,623
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	467,513
		13,402,428
Minnesota — 0.8%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	250,000	268,104
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	226,931
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	298,245
State of Minnesota GO, 5.00%, 10/1/27	900,000	946,498

State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,139,760
State of Minnesota GO, 4.00%, 8/1/41	950,000	927,060
		3,806,598
Mississippi — 0.4%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	685,000	590,964
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,400,000	1,376,654
		1,967,618
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	420,000	464,960
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	991,687
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	366,837
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	25,439
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,091,592
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	985,543
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	750,000	738,834
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	135,622
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,188,015
		5,988,529
Nebraska — 0.8%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	522,135
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,031,704
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,216,361
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,050,317
		3,820,517
Nevada — 1.7%
Clark County School District GO, 5.00%, 6/15/26	1,350,000	1,377,133
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/49	600,000	612,070
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	700,000	683,636
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	670,000	535,808
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	350,000	332,301
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	190,000	178,085
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	500,000	517,268
Nevada Department of Business & Industry Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(2)	1,100,000	1,049,680
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(2)	465,000	435,784
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	185,100
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	163,735
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	200,667
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,648,107
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	240,000	240,016
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	471,706
		8,631,096
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,025,196
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	274,980	270,212
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	556,297
		1,851,705
New Jersey — 2.6%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	410,258
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	524,912
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	697,045
New Jersey Higher Education Student Assistance Authority Rev., VRN, 5.00%, 12/1/56(6)	2,000,000	2,025,091
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	455,000	452,617

New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28	375,000	398,744
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/32	400,000	417,302
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,075,330
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.00%, 6/15/38	620,000	590,517
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	1,490,000	1,543,411
New Jersey Turnpike Authority Rev., 5.25%, 1/1/50(6)	1,000,000	1,043,645
New Jersey Turnpike Authority Rev., 5.25%, 1/1/54	1,000,000	1,031,204
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,419,834
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	250,000	254,450
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	1,000,000	1,012,475
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	225,000	216,006
		13,112,841
New Mexico — 0.3%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	451,820
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(2)	1,000,000	896,830
		1,348,650
New York — 8.8%
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/44(6)	1,000,000	1,034,330
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/50	1,000,000	1,022,917
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/45	1,000,000	1,031,778
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	1,000,000	1,016,594
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	480,838
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	569,879
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	803,867
Metropolitan Transportation Authority Rev., VRN, 3.70%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	250,035
New York City GO, 5.00%, 2/1/40	600,000	640,564
New York City GO, 5.25%, 5/1/41	150,000	158,792
New York City GO, 5.00%, 4/1/43	500,000	505,173
New York City GO, 4.00%, 8/1/44	1,000,000	890,687
New York City GO, 4.00%, 9/1/46	250,000	221,714
New York City GO, 5.50%, 4/1/49	1,000,000	1,062,016
New York City GO, 5.00%, 3/1/50	700,000	705,862
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,150,654
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,044,937
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	516,018
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/29	1,230,000	1,334,729
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/32	250,000	278,927
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 5/1/39	1,250,000	1,337,670
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	750,000	745,587
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,066,234
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	598,472
New York Power Authority Rev., 5.00%, 11/15/30	1,500,000	1,669,952
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	439,020
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	313,091
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	888,271
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	813,782
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	893,153
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	500,000	555,248
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	330,000	342,772
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	918,069
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,500,000	1,605,202
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	230,000	228,307
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	235,000	233,036

New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	686,310
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	119,072
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	558,956
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,018,063
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	183,962
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	643,910
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AGC)	1,250,000	1,254,412
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AGC)	750,000	460,973
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,000,000	980,111
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	445,000	448,958
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,049,028
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	1,045,000	1,017,188
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	424,215
State of New York GO, 5.00%, 3/15/41	1,000,000	1,068,363
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	583,491
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	844,271
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	772,496
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,064,664
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	401,388
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	985,818
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,046,533
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	427,883
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	98,496
		43,506,738
North Carolina — 0.8%
Charlotte Airport Rev., 5.25%, 7/1/41(6)	1,765,000	1,836,057
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.25%, 1/15/50	350,000	348,904
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	576,963
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	308,224
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	350,044
State of North Carolina Rev., 5.00%, 3/1/34	345,000	364,288
		3,784,480
Ohio — 3.7%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,297,386
American Municipal Power, Inc. Rev., 5.00%, 2/15/31	845,000	913,125
American Municipal Power, Inc. Rev., 5.00%, 2/15/39	1,250,000	1,309,263
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	923,949
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	850,000	711,074
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	3,135,000	2,716,755
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	421,045
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,550,746
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	450,000	443,596
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	346,844
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	800,000	791,628
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	1,011,955
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	87,260
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	590,000	616,173
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,313,892
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	499,452
Toledo GO, 5.00%, 12/1/33 (BAM)	450,000	498,771
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	442,920

Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,366,750
		18,262,584
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	831,284
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(6)	240,000	251,714
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(6)	275,000	286,101
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	900,681
Tulsa Airports Improvement Trust Rev., (American Airlines, Inc.), 6.25%, 12/1/35	445,000	486,915
		2,756,695
Oregon — 1.6%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	243,513
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	91,693
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,497,063
Oregon State Lottery Rev., 5.00%, 4/1/33	500,000	561,841
Oregon State Lottery Rev., 5.00%, 4/1/34	500,000	564,847
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,001,463
State of Oregon GO, 5.00%, 8/1/41	500,000	537,002
State of Oregon GO, 5.00%, 8/1/42	700,000	745,753
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,286,152
State of Oregon GO, 5.00%, 8/1/48	500,000	519,723
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,051,039
		8,100,089
Pennsylvania — 3.5%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	155,000	152,266
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	535,225
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	260,419
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	291,851
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	157,000	113,048
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	485,491
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	562,837
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AGM)	1,000,000	920,825
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,120,000	1,123,353
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,500,000	1,503,337
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	407,074
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,305,000	1,257,554
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,010,489
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	525,000	528,537
Pennsylvania State University Rev., 5.00%, 9/1/32	700,000	784,438
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	513,838
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	546,139
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	786,547
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	662,471
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/54 (AGC)	1,500,000	1,554,073
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	794,176
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	500,000	508,165
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	500,000	512,330
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	193,243
Scranton GO, 5.00%, 11/15/25 (AGM)	400,000	403,122
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	842,270
		17,253,118
Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,334,481
Puerto Rico GO, 5.625%, 7/1/29	750,000	786,191

Puerto Rico GO, VRN, 0.00%, 11/1/51	457,187	236,023
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	2,000,000	472,151
		2,828,846
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	319,710
State of Rhode Island GO, 5.00%, 12/1/42	500,000	530,605
State of Rhode Island GO, 5.00%, 12/1/43	500,000	528,261
		1,378,576
South Carolina — 1.2%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	88,270
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,009,186
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	789,936
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	270,000	214,975
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	302,554
South Carolina Jobs-Economic Development Authority Rev., (McLeod Health Obligated Group), 5.00%, 11/1/31	1,650,000	1,808,194
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,168,619
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	519,924
		5,901,658
Tennessee — 1.4%
Hamilton County & Chattanooga Sports Authority Rev., 5.75%, 12/1/50	1,000,000	1,097,375
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	343,631
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	384,006
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	253,518
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,022,224
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(2)(5)	2,395,000	927,080
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AGM)	1,000,000	1,040,499
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(2)	225,000	226,242
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(2)	800,000	759,766
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	780,327
		6,834,668
Texas — 10.1%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	303,995
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,312,652
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(2)	450,000	437,538
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,011,657
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	318,744
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	253,033
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	304,890
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,525,000	1,540,171
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,124,108
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,460,000	1,536,876
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26 (PSF-GTD)	200,000	204,560
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	521,253
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	424,426
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	50,000	50,054
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	250,000	265,887
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,018,077
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	257,776

Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(5)	2,000,000	464,984
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,009,936
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,421,348
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AGM)	450,000	480,597
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AGC)	250,000	270,980
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AGC)	365,000	393,693
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AGC)	285,000	304,873
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AGC)	210,000	223,722
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,059,573
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	1,000,000	1,058,050
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	671,251
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	250,000	265,218
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,468,917
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AGC)	360,000	387,396
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AGC)	345,000	373,988
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AGC)	300,000	326,390
Houston GO, 5.25%, 3/1/40	655,000	700,017
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	430,000	442,388
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	433,548
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	158,143
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	369,762
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	873,410
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,000,000	1,022,000
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	315,000	313,766
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(1)	240,000	247,559
North Texas Tollway Authority Rev., 5.00%, 1/1/41	355,000	372,101
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,214,824
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	245,000	246,708
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	380,000	383,644
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AGC)(5)	1,000,000	583,395
Northside Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,118,120
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	495,000	491,606
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	522,061
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,064,507
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(2)	425,000	411,382
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(2)	175,000	162,205
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	628,763
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,454,511
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,318,387
Southeast Regional Management District GO, 4.25%, 4/1/46 (AGC)	1,500,000	1,368,038
State of Texas GO, 5.00%, 8/1/40	815,000	815,121
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	162,004
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	446,778
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	476,458
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	608,461

Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	454,950
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,738,053
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	475,837
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,217,690
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	896,997
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	1,000,000	1,009,516
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	541,523
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	555,824
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	829,774
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,050,972
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	639,125
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,097,999
		49,984,540
Utah — 1.4%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	517,953
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	770,920
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	304,880
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	510,536
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(2)	750,000	643,439
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,146,283
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	874,494
Utah State University Rev., (Utah State University Research), 4.00%, 12/1/42 (AGM)	1,215,000	1,120,919
Utah Transit Authority Rev., 5.00%, 6/15/33	1,000,000	1,128,865
		7,018,289
Virginia — 1.7%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,331,358
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,034,297
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	600,000	553,142
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	100,000	100,073
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	200,000	185,818
Prince William County Service Authority Rev., 5.00%, 7/15/39	545,000	596,364
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	599,919
Virginia College Building Authority Rev., 4.00%, 2/1/41	1,000,000	950,589
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	500,000	527,985
Virginia Port Authority Commonwealth Port Fund Rev., (Commonwealth of Virginia), 5.25%, 7/1/48	750,000	783,427
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,007,161
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	525,000	558,672
		8,228,805
Washington — 2.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	538,128
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,071,925
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,089,965
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	918,161
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	519,660
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	542,626
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,008,599
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,687,186
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,214,759
King County Sewer Rev., 5.00%, 1/1/49	800,000	824,390
Seattle Municipal Light & Power Rev., VRN, 2.22%, (MUNIPSA plus 0.25%), 5/1/45	200,000	197,718
State of Washington GO, 5.00%, 8/1/38	1,000,000	1,081,650

State of Washington GO, 5.00%, 6/1/45	1,000,000	1,021,555
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	768,541
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.25%, 7/1/55 (BAM)(2)	2,000,000	1,975,051
		14,459,914
West Virginia — 0.6%
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	400,000	397,947
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,843,308
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	609,737
		2,850,992
Wisconsin — 3.5%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	6,715,000	6,721,093
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	378,546
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,215,451
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	75,000	69,051
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.25%, 6/1/45	330,000	323,412
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(2)	920,000	903,558
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	78,007
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	727,610
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/32	350,000	376,459
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/34	280,000	299,854
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(2)	600,000	523,706
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,000,000	1,024,728
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	645,000	662,991
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	250,000	193,162
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	225,000	163,420
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	515,000	418,355
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	238,514
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	452,772
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(2)	1,000,000	984,772
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	144,921
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	900,000	953,179
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	378,661
		17,232,222
TOTAL MUNICIPAL SECURITIES (Cost $503,963,462)		491,762,614
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
BlackRock Liquidity Funds MuniCash (Cost $3,906,705)	3,906,314	3,906,705
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $507,870,167)		495,669,319
OTHER ASSETS AND LIABILITIES — (0.2)%		(795,352)
TOTAL NET ASSETS — 100.0%		$494,873,967

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	112	September 2025	$23,233,000	$19,907
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	58	September 2025	$6,527,719	$(18,691)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,777,107, which represented 7.0% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$491,762,614	—
Short-Term Investments	$3,906,705	—	—
	$3,906,705	$491,762,614	—
Other Financial Instruments
Futures Contracts	$19,907	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$18,691	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.